UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

April 30, 2021

Global Real Estate Fund
Investor Class (ARYVX)
I Class (ARYNX)
Y Class (ARYYX)
A Class (ARYMX)
C Class (ARYTX)
R Class (ARYWX)
R5 Class (ARYGX)
R6 Class (ARYDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Sparked Investor Optimism

Broad market sentiment was upbeat to start the period, despite periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.

In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone through year-end. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and significant future spending plans.

In addition, growing U.S. and global vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks in early 2021. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. These same economic influences lifted government bond yields, pressuring global investment-grade bond returns. In the U.S., where economic gains generally outpaced those of other developed countries, mounting inflationary pressures also drove bond yields higher.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life appears to be on the horizon, thanks largely to expanding vaccine availability and improving treatments for those afflicted with the virus. As economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, and the effects of central bank policy and political developments likely will be among the factors shaping market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2021
Top Ten Holdings	% of net assets
Prologis, Inc.	7.9%
Equinix, Inc.	4.8%
Simon Property Group, Inc.	4.5%
Invitation Homes, Inc.	4.1%
UDR, Inc.	3.0%
Goodman Group	3.0%
VICI Properties, Inc.	2.8%
Equity Residential	2.8%
Extra Space Storage, Inc.	2.8%
Life Storage, Inc.	2.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	66.2%
Foreign Common Stocks	30.3%
Total Common Stocks	96.5%
Temporary Cash Investments	1.1%
Temporary Cash Investments - Securities Lending Collateral	1.6%
Other Assets and Liabilities	0.8%

Investments by Country	% of net assets
United States	66.2%
Japan	7.5%
Australia	5.5%
United Kingdom	4.2%
China	2.5%
Singapore	2.4%
Hong Kong	2.4%
Other Countries	5.8%
Cash and Equivalents*	3.5%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,252.30	$6.14	1.10%
I Class	$1,000	$1,252.90	$5.03	0.90%
Y Class	$1,000	$1,254.60	$4.19	0.75%
A Class	$1,000	$1,251.30	$7.54	1.35%
C Class	$1,000	$1,246.40	$11.70	2.10%
R Class	$1,000	$1,249.00	$8.92	1.60%
R5 Class	$1,000	$1,253.80	$5.03	0.90%
R6 Class	$1,000	$1,254.80	$4.19	0.75%
Hypothetical
Investor Class	$1,000	$1,019.34	$5.51	1.10%
I Class	$1,000	$1,020.33	$4.51	0.90%
Y Class	$1,000	$1,021.08	$3.76	0.75%
A Class	$1,000	$1,018.10	$6.76	1.35%
C Class	$1,000	$1,014.38	$10.49	2.10%
R Class	$1,000	$1,016.86	$8.00	1.60%
R5 Class	$1,000	$1,020.33	$4.51	0.90%
R6 Class	$1,000	$1,021.08	$3.76	0.75%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.5%
Australia — 5.5%
Charter Hall Group	126,848	$1,370,246
Goodman Group	227,048	3,310,941
Scentre Group	675,168	1,413,117
		6,094,304
Belgium — 0.7%
VGP NV	4,429	773,089
Canada — 1.2%
Chartwell Retirement Residences	68,828	700,516
Tricon Residential, Inc.	54,365	576,756
		1,277,272
China — 2.5%
Country Garden Services Holdings Co. Ltd.	63,000	659,978
GDS Holdings Ltd., ADR(1)	24,916	2,067,281
		2,727,259
France — 1.1%
Klepierre SA(2)	48,100	1,276,628
Hong Kong — 2.4%
ESR Cayman Ltd.(1)	109,800	374,989
Link REIT	240,900	2,272,424
		2,647,413
Japan — 7.5%
Comforia Residential REIT, Inc.	213	682,558
Invincible Investment Corp.	1,958	703,646
LaSalle Logiport REIT	653	1,059,714
Mitsubishi Estate Logistics REIT Investment Corp.	213	881,104
Open House Co. Ltd.	45,000	1,868,687
Orix JREIT, Inc.	934	1,647,552
SOSiLA Logistics REIT, Inc.	1,179	1,538,970
		8,382,231
Netherlands — 0.9%
CTP NV(1)	56,716	958,024
Singapore — 2.4%
CapitaLand Integrated Commercial Trust	258,800	417,538
Mapletree Commercial Trust	1,070,900	1,756,730
Mapletree Logistics Trust	350,500	523,170
		2,697,438
Spain — 1.4%
Cellnex Telecom SA	28,303	1,600,933
Sweden — 0.5%
Samhallsbyggnadsbolaget i Norden AB(2)	154,029	585,874
United Kingdom — 4.2%
Capital & Counties Properties plc(1)	342,835	859,921
Segro plc	110,815	1,539,506
Shaftesbury plc(1)(2)	99,073	861,016
Taylor Wimpey plc	559,738	1,388,538
		4,648,981

	Shares	Value
United States — 66.2%
Americold Realty Trust	27,477	$1,109,796
Brixmor Property Group, Inc.	71,628	1,600,170
Community Healthcare Trust, Inc.	11,937	607,832
Crown Castle International Corp.	6,530	1,234,562
Empire State Realty Trust, Inc., Class A	135,719	1,545,839
Equinix, Inc.	7,449	5,368,941
Equity Residential	41,706	3,095,836
Essential Properties Realty Trust, Inc.	52,738	1,381,208
Essex Property Trust, Inc.	7,123	2,069,374
Extra Space Storage, Inc.	20,761	3,086,953
Innovative Industrial Properties, Inc.(2)	13,376	2,449,547
Invitation Homes, Inc.	129,181	4,529,086
Iron Mountain, Inc.	40,486	1,624,298
Kilroy Realty Corp.	24,382	1,671,142
Life Storage, Inc.	30,872	2,965,564
Medical Properties Trust, Inc.	52,648	1,160,888
National Retail Properties, Inc.	25,707	1,193,319
NETSTREIT Corp.	39,720	827,368
PennyMac Mortgage Investment Trust	51,257	1,027,703
PotlatchDeltic Corp.	9,868	585,765
Prologis, Inc.	75,196	8,762,590
QTS Realty Trust, Inc., Class A	28,277	1,880,138
Rexford Industrial Realty, Inc.	25,233	1,401,693
SBA Communications Corp.	1,438	430,997
Simon Property Group, Inc.	41,003	4,991,705
Sun Communities, Inc.	15,289	2,550,664
Travel & Leisure Co.	20,490	1,322,220
UDR, Inc.	72,065	3,347,419
Urban Edge Properties	59,865	1,128,455
Ventas, Inc.	34,999	1,941,045
VICI Properties, Inc.	98,115	3,110,246
Welltower, Inc.	39,170	2,938,925
Xenia Hotels & Resorts, Inc.(1)	31,472	611,501
		73,552,789
TOTAL COMMON STOCKS (Cost $84,181,142)		107,222,235
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $235,436), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $230,909)		230,909
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $784,382), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $769,000)		769,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	198,039	198,039
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,197,948)		1,197,948
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,805,776)	1,805,776	1,805,776
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $87,184,866)		110,225,959
OTHER ASSETS AND LIABILITIES — 0.8%		937,676
TOTAL NET ASSETS — 100.0%		$111,163,635

SECTOR ALLOCATION
(as a % of net assets)
Industrial	22.2%
Residential	18.1%
Retail	15.6%
Data Centers	8.4%
Health Care	6.6%
Diversified	5.6%
Self Storage	5.5%
Specialty	4.9%
Infrastructure REITs	2.9%
Office	2.9%
Lodging/Resorts	2.4%
Home Financing	0.9%
Timber REITs	0.5%
Cash and Equivalents*	3.5%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,859,238. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,939,497, which includes securities collateral of $133,721.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $85,379,090) — including $1,859,238 of securities on loan	$108,420,183
Investment made with cash collateral received for securities on loan, at value (cost of $1,805,776)	1,805,776
Total investment securities, at value (cost of $87,184,866)	110,225,959
Foreign currency holdings, at value (cost of $9)	9
Receivable for investments sold	623,523
Receivable for capital shares sold	3,048,030
Dividends and interest receivable	161,820
Securities lending receivable	1,251
Other assets	310
114,060,902

Liabilities
Payable for collateral received for securities on loan	1,805,776
Payable for investments purchased	976,043
Payable for capital shares redeemed	33,766
Accrued management fees	80,159
Distribution and service fees payable	1,523
2,897,267

Net Assets	$111,163,635

Net Assets Consist of:
Capital (par value and paid-in surplus)	$82,862,156
Distributable earnings	28,301,479
$111,163,635

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$30,951,977	2,123,346	$14.58
I Class, $0.01 Par Value	$31,543,557	2,164,468	$14.57
Y Class, $0.01 Par Value	$41,417,134	2,840,996	$14.58
A Class, $0.01 Par Value	$1,792,142	122,951	$14.58*
C Class, $0.01 Par Value	$1,077,148	73,946	$14.57
R Class, $0.01 Par Value	$759,782	52,072	$14.59
R5 Class, $0.01 Par Value	$7,507	515	$14.58
R6 Class, $0.01 Par Value	$3,614,388	248,125	$14.57
*Maximum offering price $15.47 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $46,857)	$1,385,206
Securities lending, net	4,883
Interest	161
1,390,250

Expenses:
Management fees	480,187
Distribution and service fees:
A Class	2,000
C Class	5,498
R Class	1,406
Directors' fees and expenses	1,417
Other expenses	75
490,583
Fees waived(1)	(5,436)
485,147

Net investment income (loss)	905,103

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(9))	10,588,203
Foreign currency translation transactions	(10,176)
10,578,027

Change in net unrealized appreciation (depreciation) on:
Investments	12,488,949
Translation of assets and liabilities in foreign currencies	(1,405)
12,487,544

Net realized and unrealized gain (loss)	23,065,571

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,970,674
(1)Amount consists of $1,155, $1,394, $2,564, $80, $55, $28 and $160 for Investor Class, I Class, Y Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$905,103	$1,095,952
Net realized gain (loss)	10,578,027	(3,159,639)
Change in net unrealized appreciation (depreciation)	12,487,544	(5,579,365)
Net increase (decrease) in net assets resulting from operations	23,970,674	(7,643,052)

Distributions to Shareholders
From earnings:
Investor Class	(217,713)	(1,477,229)
I Class	(320,207)	(869,512)
Y Class	(655,293)	(784,024)
A Class	(11,575)	(71,202)
C Class	—	(66,240)
R Class	(2,556)	(13,232)
R5 Class	(79)	(295)
R6 Class	(40,819)	(86,979)
Decrease in net assets from distributions	(1,248,242)	(3,368,713)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,645,954)	24,544,647

Net increase (decrease) in net assets	19,076,478	13,532,882

Net Assets
Beginning of period	92,087,157	78,554,275
End of period	$111,163,635	$92,087,157

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.
The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,805,776	—	—	—	$1,805,776
Gross amount of recognized liabilities for securities lending transactions					$1,805,776

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2021, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2021 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.11%	1.10%
I Class	0.91%	0.90%
Y Class	0.76%	0.75%
A Class	1.11%	1.10%
C Class	1.11%	1.10%
R Class	1.11%	1.10%
R5 Class	0.91%	0.90%
R6 Class	0.76%	0.75%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $76,497 and $22,733, respectively. The effect of interfund transactions on the Statement of Operations was $7,300 in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 were $99,533,315 and $106,188,399, respectively.

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	75,000,000		50,000,000
Sold	687,334	$9,573,947	488,160	$6,004,732
Issued in reinvestment of distributions	16,803	214,914	113,539	1,464,651
Redeemed	(261,598)	(3,502,784)	(1,456,037)	(18,016,935)
	442,539	6,286,077	(854,338)	(10,547,552)
I Class/Shares Authorized	75,000,000		40,000,000
Sold	206,768	2,772,516	891,681	9,421,444
Issued in reinvestment of distributions	25,055	320,207	67,456	869,512
Redeemed	(148,299)	(1,952,586)	(325,684)	(3,908,978)
	83,524	1,140,137	633,453	6,381,978
Y Class/Shares Authorized	40,000,000		30,000,000
Sold	944,624	12,472,486	2,457,555	29,255,410
Issued in reinvestment of distributions	51,179	653,553	60,338	777,755
Redeemed	(1,724,765)	(24,259,679)	(152,796)	(1,877,578)
	(728,962)	(11,133,640)	2,365,097	28,155,587
A Class/Shares Authorized	25,000,000		20,000,000
Sold	13,837	189,305	45,847	564,312
Issued in reinvestment of distributions	732	9,368	5,107	65,980
Redeemed	(16,468)	(216,977)	(53,462)	(623,923)
	(1,899)	(18,304)	(2,508)	6,369
C Class/Shares Authorized	25,000,000		20,000,000
Sold	2,924	39,299	8,580	107,050
Issued in reinvestment of distributions	—	—	4,336	56,106
Redeemed	(21,384)	(286,792)	(79,908)	(967,641)
	(18,460)	(247,493)	(66,992)	(804,485)
R Class/Shares Authorized	25,000,000		20,000,000
Sold	20,627	279,118	26,384	321,132
Issued in reinvestment of distributions	192	2,462	1,023	13,232
Redeemed	(5,993)	(77,944)	(14,670)	(176,133)
	14,826	203,636	12,737	158,231
R5 Class/Shares Authorized	25,000,000		20,000,000
Issued in reinvestment of distributions	6	79	23	295
R6 Class/Shares Authorized	25,000,000		25,000,000
Sold	47,360	622,694	167,900	2,026,057
Issued in reinvestment of distributions	3,199	40,819	6,753	86,979
Redeemed	(41,128)	(539,959)	(75,322)	(918,812)
	9,431	123,554	99,331	1,194,224
Net increase (decrease)	(198,995)	$(3,645,954)	2,186,803	$24,544,647

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$6,094,304	—
Belgium	—	773,089	—
Canada	—	1,277,272	—
China	$2,067,281	659,978	—
France	—	1,276,628	—
Hong Kong	—	2,647,413	—
Japan	—	8,382,231	—
Netherlands	—	958,024	—
Singapore	—	2,697,438	—
Spain	—	1,600,933	—
Sweden	—	585,874	—
United Kingdom	—	4,648,981	—
Other Countries	73,552,789	—	—
Temporary Cash Investments	198,039	999,909	—
Temporary Cash Investments - Securities Lending Collateral	1,805,776	—	—
	$77,623,885	$32,602,074	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$89,156,866
Gross tax appreciation of investments	$21,152,973
Gross tax depreciation of investments	(83,880)
Net tax appreciation (depreciation) of investments	$21,069,093

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of October 31, 2020, the fund had accumulated short-term capital losses of $(3,572,607), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$11.76	0.09	2.86	2.95	(0.13)	—	(0.13)	$14.58	25.23%	1.10%(4)	1.11%(4)	1.46%(4)	1.45%(4)	93%	$30,952
2020	$13.93	0.14	(1.73)	(1.59)	(0.44)	(0.14)	(0.58)	$11.76	(11.78)%	1.11%	1.12%	1.23%	1.22%	147%	$19,760
2019	$11.25	0.20	2.90	3.10	(0.42)	—	(0.42)	$13.93	28.60%	1.12%	1.12%	1.58%	1.58%	118%	$35,303
2018	$11.80	0.20	(0.35)	(0.15)	(0.40)	—	(0.40)	$11.25	(1.39)%	1.11%	1.18%	1.67%	1.60%	169%	$44,274
2017	$11.45	0.25	0.58	0.83	(0.48)	—	(0.48)	$11.80	7.71%	1.13%	1.21%	2.22%	2.14%	201%	$68,825
2016	$11.62	0.15	0.01	0.16	(0.33)	—	(0.33)	$11.45	1.50%	1.16%	1.21%	1.31%	1.26%	250%	$67,798
I Class
2021(3)	$11.77	0.11	2.85	2.96	(0.16)	—	(0.16)	$14.57	25.29%	0.90%(4)	0.91%(4)	1.66%(4)	1.65%(4)	93%	$31,544
2020	$13.94	0.18	(1.74)	(1.56)	(0.47)	(0.14)	(0.61)	$11.77	(11.58)%	0.91%	0.92%	1.43%	1.42%	147%	$24,484
2019	$11.26	0.22	2.91	3.13	(0.45)	—	(0.45)	$13.94	28.84%	0.92%	0.92%	1.78%	1.78%	118%	$20,173
2018	$11.81	0.21	(0.33)	(0.12)	(0.43)	—	(0.43)	$11.26	(1.18)%	0.91%	0.98%	1.87%	1.80%	169%	$14,216
2017	$11.47	0.25	0.59	0.84	(0.50)	—	(0.50)	$11.81	7.83%	0.93%	1.01%	2.42%	2.34%	201%	$6,782
2016	$11.63	0.18	0.02	0.20	(0.36)	—	(0.36)	$11.47	1.79%	0.96%	1.01%	1.51%	1.46%	250%	$2,826

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$11.78	0.12	2.85	2.97	(0.17)	—	(0.17)	$14.58	25.46%	0.75%(4)	0.76%(4)	1.81%(4)	1.80%(4)	93%	$41,417
2020	$13.95	0.20	(1.74)	(1.54)	(0.49)	(0.14)	(0.63)	$11.78	(11.44)%	0.76%	0.77%	1.58%	1.57%	147%	$42,044
2019	$11.27	0.24	2.90	3.14	(0.46)	—	(0.46)	$13.95	29.01%	0.77%	0.77%	1.93%	1.93%	118%	$16,810
2018	$11.81	0.21	(0.32)	(0.11)	(0.43)	—	(0.43)	$11.27	(1.04)%	0.76%	0.83%	2.02%	1.95%	169%	$4,346
2017(5)	$11.09	0.13	0.59	0.72	—	—	—	$11.81	6.49%	0.78%(4)	0.86%(4)	1.99%(4)	1.91%(4)	201%(6)	$5
A Class
2021(3)	$11.74	0.08	2.86	2.94	(0.10)	—	(0.10)	$14.58	25.13%	1.35%(4)	1.36%(4)	1.21%(4)	1.20%(4)	93%	$1,792
2020	$13.91	0.12	(1.75)	(1.63)	(0.40)	(0.14)	(0.54)	$11.74	(12.03)%	1.36%	1.37%	0.98%	0.97%	147%	$1,466
2019	$11.24	0.17	2.90	3.07	(0.40)	—	(0.40)	$13.91	28.21%	1.37%	1.37%	1.33%	1.33%	118%	$1,771
2018	$11.79	0.17	(0.35)	(0.18)	(0.37)	—	(0.37)	$11.24	(1.64)%	1.36%	1.43%	1.42%	1.35%	169%	$2,002
2017	$11.44	0.24	0.56	0.80	(0.45)	—	(0.45)	$11.79	7.44%	1.38%	1.46%	1.97%	1.89%	201%	$2,882
2016	$11.60	0.12	0.03	0.15	(0.31)	—	(0.31)	$11.44	1.33%	1.41%	1.46%	1.06%	1.01%	250%	$16,651

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021(3)	$11.69	0.03	2.85	2.88	—	—	—	$14.57	24.64%	2.10%(4)	2.11%(4)	0.46%(4)	0.45%(4)	93%	$1,077
2020	$13.84	0.02	(1.73)	(1.71)	(0.30)	(0.14)	(0.44)	$11.69	(12.63)%	2.11%	2.12%	0.23%	0.22%	147%	$1,080
2019	$11.18	0.07	2.90	2.97	(0.31)	—	(0.31)	$13.84	27.28%	2.12%	2.12%	0.58%	0.58%	118%	$2,206
2018	$11.73	0.08	(0.35)	(0.27)	(0.28)	—	(0.28)	$11.18	(2.42)%	2.11%	2.18%	0.67%	0.60%	169%	$2,360
2017	$11.38	0.14	0.58	0.72	(0.37)	—	(0.37)	$11.73	6.65%	2.13%	2.21%	1.22%	1.14%	201%	$3,606
2016	$11.55	0.03	0.02	0.05	(0.22)	—	(0.22)	$11.38	0.47%	2.16%	2.21%	0.31%	0.26%	250%	$7,282
R Class
2021(3)	$11.74	0.06	2.85	2.91	(0.06)	—	(0.06)	$14.59	24.90%	1.60%(4)	1.61%(4)	0.96%(4)	0.95%(4)	93%	$760
2020	$13.90	0.09	(1.74)	(1.65)	(0.37)	(0.14)	(0.51)	$11.74	(12.19)%	1.61%	1.62%	0.73%	0.72%	147%	$437
2019	$11.23	0.13	2.91	3.04	(0.37)	—	(0.37)	$13.90	27.90%	1.62%	1.62%	1.08%	1.08%	118%	$341
2018	$11.78	0.14	(0.35)	(0.21)	(0.34)	—	(0.34)	$11.23	(1.90)%	1.61%	1.68%	1.17%	1.10%	169%	$150
2017	$11.43	0.18	0.60	0.78	(0.43)	—	(0.43)	$11.78	7.17%	1.63%	1.71%	1.72%	1.64%	201%	$122
2016	$11.59	0.10	0.02	0.12	(0.28)	—	(0.28)	$11.43	1.07%	1.66%	1.71%	0.81%	0.76%	250%	$106

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2021(3)	$11.77	0.10	2.87	2.97	(0.16)	—	(0.16)	$14.58	25.38%	0.90%(4)	0.91%(4)	1.66%(4)	1.65%(4)	93%	$8
2020	$13.94	0.17	(1.73)	(1.56)	(0.47)	(0.14)	(0.61)	$11.77	(11.59)%	0.91%	0.92%	1.43%	1.42%	147%	$6
2019	$11.27	0.22	2.90	3.12	(0.45)	—	(0.45)	$13.94	28.73%	0.92%	0.92%	1.78%	1.78%	118%	$7
2018	$11.81	0.22	(0.34)	(0.12)	(0.42)	—	(0.42)	$11.27	(1.15)%	0.91%	0.98%	1.87%	1.80%	169%	$5
2017(5)	$11.10	0.12	0.59	0.71	—	—	—	$11.81	6.40%	0.93%(4)	1.01%(4)	1.84%(4)	1.76%(4)	201%(6)	$5
R6 Class
2021(3)	$11.77	0.12	2.85	2.97	(0.17)	—	(0.17)	$14.57	25.48%	0.75%(4)	0.76%(4)	1.81%(4)	1.80%(4)	93%	$3,614
2020	$13.94	0.19	(1.73)	(1.54)	(0.49)	(0.14)	(0.63)	$11.77	(11.45)%	0.76%	0.77%	1.58%	1.57%	147%	$2,809
2019	$11.27	0.24	2.89	3.13	(0.46)	—	(0.46)	$13.94	28.92%	0.77%	0.77%	1.93%	1.93%	118%	$1,943
2018	$11.82	0.23	(0.33)	(0.10)	(0.45)	—	(0.45)	$11.27	(1.02)%	0.76%	0.83%	2.02%	1.95%	169%	$1,401
2017	$11.47	0.31	0.56	0.87	(0.52)	—	(0.52)	$11.82	8.09%	0.78%	0.86%	2.57%	2.49%	201%	$877
2016	$11.64	0.19	0.01	0.20	(0.37)	—	(0.37)	$11.47	1.86%	0.81%	0.86%	1.66%	1.61%	250%	$7,938

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes
26

Notes
27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92368 2106

Semiannual Report

April 30, 2021

NT Global Real Estate Fund
Investor Class (ANREX)
G Class (ANRHX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2021
Top Ten Holdings	% of net assets
Prologis, Inc.	8.1%
Equinix, Inc.	5.0%
Simon Property Group, Inc.	4.6%
Invitation Homes, Inc.	4.2%
UDR, Inc.	3.1%
Goodman Group	3.1%
VICI Properties, Inc.	2.9%
Equity Residential	2.9%
Extra Space Storage, Inc.	2.9%
Life Storage, Inc.	2.8%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	68.2%
Foreign Common Stocks	31.4%
Total Common Stocks	99.6%
Temporary Cash Investments	0.4%
Temporary Cash Investments - Securities Lending Collateral	2.3%
Other Assets and Liabilities	(2.3)%

Investments by Country	% of net assets
United States	68.2%
Japan	7.8%
Australia	5.7%
United Kingdom	4.3%
China	2.5%
Singapore	2.5%
Hong Kong	2.5%
Other Countries	6.1%
Cash and Equivalents*	0.4%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,252.80	$6.14	1.10%
G Class	$1,000	$1,260.30	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,019.34	$5.51	1.10%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

3

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Australia — 5.7%
Charter Hall Group	733,794	$7,926,638
Goodman Group	1,302,777	18,997,821
Scentre Group	3,905,732	8,174,645
		35,099,104
Belgium — 0.7%
VGP NV	25,855	4,513,028
Canada — 1.2%
Chartwell Retirement Residences	402,382	4,095,350
Tricon Residential, Inc.	317,829	3,371,834
		7,467,184
China — 2.5%
Country Garden Services Holdings Co. Ltd.	369,000	3,865,587
GDS Holdings Ltd., ADR(1)	143,362	11,894,745
		15,760,332
France — 1.2%
Klepierre SA(2)	278,397	7,388,968
Hong Kong — 2.5%
ESR Cayman Ltd.(1)	629,400	2,149,526
Link REIT	1,381,300	13,029,885
		15,179,411
Japan — 7.8%
Comforia Residential REIT, Inc.	1,231	3,944,736
Invincible Investment Corp.	11,447	4,113,705
LaSalle Logiport REIT	3,751	6,087,271
Mitsubishi Estate Logistics REIT Investment Corp.	1,236	5,112,884
Open House Co. Ltd.	260,100	10,801,013
Orix JREIT, Inc.	5,367	9,467,251
SOSiLA Logistics REIT, Inc.	6,760	8,823,949
		48,350,809
Netherlands — 0.9%
CTP NV(1)	327,784	5,536,799
Singapore — 2.5%
CapitaLand Integrated Commercial Trust	1,513,000	2,441,018
Mapletree Commercial Trust	6,161,800	10,107,964
Mapletree Logistics Trust	2,049,100	3,058,564
		15,607,546
Spain — 1.5%
Cellnex Telecom SA	162,273	9,178,820
Sweden — 0.6%
Samhallsbyggnadsbolaget i Norden AB(2)	900,485	3,425,142
United Kingdom — 4.3%
Capital & Counties Properties plc(1)	1,975,125	4,954,140
Segro plc	637,608	8,858,018
Shaftesbury plc(1)(2)	570,866	4,961,236
Taylor Wimpey plc	3,220,626	7,989,386
		26,762,780
4

	Shares	Value
United States — 68.2%
Americold Realty Trust	157,038	$6,342,765
Brixmor Property Group, Inc.	409,979	9,158,931
Community Healthcare Trust, Inc.	68,764	3,501,463
Crown Castle International Corp.	37,791	7,144,767
Empire State Realty Trust, Inc., Class A	780,901	8,894,462
Equinix, Inc.	42,573	30,684,916
Equity Residential	239,305	17,763,610
Essential Properties Realty Trust, Inc.	302,475	7,921,820
Essex Property Trust, Inc.	40,839	11,864,546
Extra Space Storage, Inc.	119,016	17,696,489
Innovative Industrial Properties, Inc.(2)	76,447	13,999,739
Invitation Homes, Inc.	740,651	25,967,224
Iron Mountain, Inc.	233,434	9,365,372
Kilroy Realty Corp.	140,289	9,615,408
Life Storage, Inc.	177,697	17,069,574
Medical Properties Trust, Inc.	302,089	6,661,063
National Retail Properties, Inc.	147,504	6,847,136
NETSTREIT Corp.	232,211	4,836,955
PennyMac Mortgage Investment Trust	292,947	5,873,587
PotlatchDeltic Corp.	57,690	3,424,478
Prologis, Inc.	429,765	50,080,516
QTS Realty Trust, Inc., Class A	162,119	10,779,292
Rexford Industrial Realty, Inc.	145,204	8,066,082
SBA Communications Corp.	8,407	2,519,746
Simon Property Group, Inc.	235,098	28,620,831
Sun Communities, Inc.	87,381	14,577,772
Travel & Leisure Co.	117,570	7,586,792
UDR, Inc.	413,501	19,207,122
Urban Edge Properties	343,954	6,483,533
Ventas, Inc.	201,600	11,180,736
VICI Properties, Inc.	562,973	17,846,244
Welltower, Inc.	224,579	16,850,162
Xenia Hotels & Resorts, Inc.(1)	181,540	3,527,322
		421,960,455
TOTAL COMMON STOCKS (Cost $493,304,268)		616,230,378
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $461,128), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $452,260)		452,260
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $1,537,217), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $1,507,000)		1,507,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	387,053	387,053
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,346,313)		2,346,313

5

	Shares	Value
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $14,402,490)	14,402,490	14,402,490
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $510,053,071)		632,979,181
OTHER ASSETS AND LIABILITIES — (2.3)%		(14,372,133)
TOTAL NET ASSETS — 100.0%		$618,607,048

SECTOR ALLOCATION
(as a % of net assets)
Industrial	22.9%
Residential	18.7%
Retail	16.1%
Data Centers	8.6%
Health Care	6.9%
Diversified	5.8%
Self Storage	5.7%
Specialty	5.0%
Infrastructure REITs	3.1%
Office	2.9%
Lodging/Resorts	2.5%
Home Financing	0.9%
Timber REITs	0.5%
Cash and Equivalents*	0.4%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,901,282. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,621,226, which includes securities collateral of $2,218,736.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $495,650,581) — including $15,901,282 of securities on loan	$618,576,691
Investment made with cash collateral received for securities on loan, at value (cost of $14,402,490)	14,402,490
Total investment securities, at value (cost of $510,053,071)	632,979,181
Foreign currency holdings, at value (cost of $834)	830
Receivable for investments sold	4,808,285
Receivable for capital shares sold	175,331
Dividends and interest receivable	856,361
Securities lending receivable	7,425
Other assets	45
638,827,458

Liabilities
Payable for collateral received for securities on loan	14,402,490
Payable for investments purchased	5,702,271
Accrued management fees	115,649
20,220,410

Net Assets	$618,607,048

Net Assets Consist of:
Capital (par value and paid-in surplus)	$488,618,972
Distributable earnings	129,988,076
$618,607,048

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$116,872,617	9,607,620	$12.16
G Class, $0.01 Par Value	$501,734,431	41,103,071	$12.21

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $255,394)	$7,522,247
Securities lending, net	26,045
Interest	650
7,548,942

Expenses:
Management fees	2,494,641
Directors' fees and expenses	7,621
Other expenses	6,605
2,508,867
Fees waived(1)	(1,731,478)
777,389

Net investment income (loss)	6,771,553

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(45))	46,703,214
Foreign currency translation transactions	(82,197)
46,621,017

Change in net unrealized appreciation (depreciation) on:
Investments	79,733,968
Translation of assets and liabilities in foreign currencies	(7,691)
79,726,277

Net realized and unrealized gain (loss)	126,347,294

Net Increase (Decrease) in Net Assets Resulting from Operations	$133,118,847

(1)Amount consists of $6,938 and $1,724,540 for Investor Class and G Class, respectively.

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$6,771,553	$7,518,035
Net realized gain (loss)	46,621,017	(9,098,014)
Change in net unrealized appreciation (depreciation)	79,726,277	(40,090,670)
Net increase (decrease) in net assets resulting from operations	133,118,847	(41,670,649)

Distributions to Shareholders
From earnings:
Investor Class	(925,733)	(3,728,942)
G Class	(7,643,348)	(13,216,652)
Decrease in net assets from distributions	(8,569,081)	(16,945,594)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(11,495,751)	205,887,734

Net increase (decrease) in net assets	113,054,015	147,271,491

Net Assets
Beginning of period	505,553,033	358,281,542
End of period	$618,607,048	$505,553,033

See Notes to Financial Statements.
9

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

10

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
11

The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$14,402,490	—	—	—	$14,402,490
Gross amount of recognized liabilities for securities lending transactions					$14,402,490

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 62% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2022 and cannot terminate it prior such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

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The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2021 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.11%	1.10%
G Class	0.76%	0.00%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $464,368 and $228,844, respectively. The effect of interfund transactions on the Statement of Operations was $32,650 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 were $549,055,256 and $559,492,152, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	140,000,000		90,000,000
Sold	1,788,503	$19,092,442	3,493,643	$34,121,644
Issued in reinvestment of distributions	86,760	925,733	347,201	3,728,942
Redeemed	(3,649,673)	(42,768,164)	(593,308)	(6,583,335)
	(1,774,410)	(22,749,989)	3,247,536	31,267,251
G Class/Shares Authorized	330,000,000		190,000,000
Sold	2,748,804	30,147,980	20,212,608	205,365,182
Issued in reinvestment of distributions	717,012	7,643,348	1,230,601	13,216,652
Redeemed	(2,369,103)	(26,537,090)	(4,047,585)	(43,961,351)
	1,096,713	11,254,238	17,395,624	174,620,483
Net increase (decrease)	(677,697)	$(11,495,751)	20,643,160	$205,887,734

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
13

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$35,099,104	—
Belgium	—	4,513,028	—
Canada	—	7,467,184	—
China	$11,894,745	3,865,587	—
France	—	7,388,968	—
Hong Kong	—	15,179,411	—
Japan	—	48,350,809	—
Netherlands	—	5,536,799	—
Singapore	—	15,607,546	—
Spain	—	9,178,820	—
Sweden	—	3,425,142	—
United Kingdom	—	26,762,780	—
Other Countries	421,960,455	—	—
Temporary Cash Investments	387,053	1,959,260	—
Temporary Cash Investments - Securities Lending Collateral	14,402,490	—	—
	$448,644,743	$184,334,438	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

14

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$515,923,426
Gross tax appreciation of investments	$117,585,763
Gross tax depreciation of investments	(530,008)
Net tax appreciation (depreciation) of investments	$117,055,755

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2020, the fund had accumulated short-term capital losses of $(31,963,191), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$9.77	0.08	2.38	2.46	(0.07)	$12.16	25.28%	1.10%(4)	1.11%(4)	1.45%(4)	1.44%(4)	94%	$116,873
2020	$11.58	0.12	(1.47)	(1.35)	(0.46)	$9.77	(11.99)%	1.11%	1.12%	1.22%	1.21%	154%	$111,183
2019	$9.32	0.16	2.43	2.59	(0.33)	$11.58	28.60%	1.12%	1.12%	1.60%	1.60%	117%	$94,161
2018	$9.79	0.16	(0.30)	(0.14)	(0.33)	$9.32	(1.45)%	1.11%	1.18%	1.66%	1.59%	178%	$109,781
2017	$9.49	0.20	0.48	0.68	(0.38)	$9.79	7.55%	1.13%	1.21%	2.09%	2.01%	211%	$108,683
2016	$9.57	0.13	0.01	0.14	(0.22)	$9.49	1.58%	1.16%	1.21%	1.30%	1.25%	264%	$102,125
G Class
2021(3)	$9.86	0.14	2.40	2.54	(0.19)	$12.21	26.03%	0.00%(4)(5)	0.76%(4)	2.55%(4)	1.79%(4)	94%	$501,734
2020	$11.68	0.24	(1.47)	(1.23)	(0.59)	$9.86	(10.96)%	0.01%	0.77%	2.32%	1.56%	154%	$394,370
2019	$9.41	0.28	2.42	2.70	(0.43)	$11.68	30.03%	0.01%	0.77%	2.71%	1.95%	117%	$264,120
2018	$9.83	0.27	(0.30)	(0.03)	(0.39)	$9.41	(0.43)%	0.00%(5)	0.83%	2.77%	1.94%	178%	$282,481
2017	$9.50	0.24	0.48	0.72	(0.39)	$9.83	8.09%	0.66%	0.97%	2.56%	2.25%	211%	$326,857
2016	$9.59	0.14	0.01	0.15	(0.24)	$9.50	1.74%	0.96%	1.01%	1.50%	1.45%	264%	$262,612

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92376 2106

Semiannual Report

April 30, 2021

Real Estate Fund
Investor Class (REACX)
I Class (REAIX)
Y Class (ARYEX)
A Class (AREEX)
C Class (ARYCX)
R Class (AREWX)
R5 Class (ARREX)
R6 Class (AREDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Sparked Investor Optimism

Broad market sentiment was upbeat to start the period, despite periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.

In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone through year-end. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and significant future spending plans.

In addition, growing U.S. and global vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks in early 2021. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. These same economic influences lifted government bond yields, pressuring global investment-grade bond returns. In the U.S., where economic gains generally outpaced those of other developed countries, mounting inflationary pressures also drove bond yields higher.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life appears to be on the horizon, thanks largely to expanding vaccine availability and improving treatments for those afflicted with the virus. As economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, and the effects of central bank policy and political developments likely will be among the factors shaping market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2021
Top Ten Holdings	% of net assets
Prologis, Inc.	9.5%
Crown Castle International Corp.	8.2%
Equinix, Inc.	6.7%
American Tower Corp.	6.2%
Simon Property Group, Inc.	5.2%
Invitation Homes, Inc.	4.6%
SBA Communications Corp.	3.9%
Equity Residential	3.6%
Extra Space Storage, Inc.	3.5%
UDR, Inc.	3.4%

Sector Allocation	% of net assets
Infrastructure REITs	18.2%
Residential	16.8%
Industrial	14.3%
Retail	12.5%
Data Centers	8.5%
Health Care	7.5%
Self Storage	6.5%
Specialty	4.8%
Office	4.1%
Timber REITs	3.3%
Lodging/Resorts	2.2%
Home Financing	1.0%
Cash and Equivalents*	0.3%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(0.4)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,282.10	$6.56	1.16%
I Class	$1,000	$1,283.20	$5.43	0.96%
Y Class	$1,000	$1,284.30	$4.59	0.81%
A Class	$1,000	$1,280.50	$7.97	1.41%
C Class	$1,000	$1,275.80	$12.19	2.16%
R Class	$1,000	$1,278.80	$9.38	1.66%
R5 Class	$1,000	$1,283.20	$5.43	0.96%
R6 Class	$1,000	$1,284.30	$4.59	0.81%
Hypothetical
Investor Class	$1,000	$1,019.04	$5.81	1.16%
I Class	$1,000	$1,020.03	$4.81	0.96%
Y Class	$1,000	$1,020.78	$4.06	0.81%
A Class	$1,000	$1,017.80	$7.05	1.41%
C Class	$1,000	$1,014.08	$10.79	2.16%
R Class	$1,000	$1,016.56	$8.30	1.66%
R5 Class	$1,000	$1,020.03	$4.81	0.96%
R6 Class	$1,000	$1,020.78	$4.06	0.81%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Data Centers — 8.5%
Equinix, Inc.	86,319	$62,215,282
QTS Realty Trust, Inc., Class A	245,142	16,299,492
		78,514,774
Health Care — 7.5%
Community Healthcare Trust, Inc.	106,107	5,402,968
Medical Properties Trust, Inc.	634,938	14,000,383
Ventas, Inc.	351,991	19,521,421
Welltower, Inc.	412,103	30,920,088
		69,844,860
Home Financing — 1.0%
PennyMac Mortgage Investment Trust	445,151	8,925,278
Industrial — 14.3%
Americold Realty Trust	269,109	10,869,312
Innovative Industrial Properties, Inc.	102,187	18,713,505
Prologis, Inc.	750,854	87,497,017
Rexford Industrial Realty, Inc.	268,374	14,908,176
		131,988,010
Infrastructure REITs — 18.2%
American Tower Corp.	224,165	57,110,517
Crown Castle International Corp.	401,122	75,836,125
SBA Communications Corp.	119,029	35,675,372
		168,622,014
Lodging/Resorts — 2.2%
Travel & Leisure Co.	174,010	11,228,865
Xenia Hotels & Resorts, Inc.(1)	482,744	9,379,716
		20,608,581
Office — 4.1%
Empire State Realty Trust, Inc., Class A	1,437,805	16,376,599
Kilroy Realty Corp.	309,148	21,189,004
		37,565,603
Residential — 16.8%
Equity Residential	452,862	33,615,946
Essex Property Trust, Inc.	79,801	23,183,787
Invitation Homes, Inc.	1,208,890	42,383,684
Sun Communities, Inc.	150,146	25,048,857
UDR, Inc.	668,787	31,065,156
		155,297,430
Retail — 12.5%
Brixmor Property Group, Inc.	771,504	17,235,399
Essential Properties Realty Trust, Inc.	615,781	16,127,304
National Retail Properties, Inc.	320,500	14,877,610
NETSTREIT Corp.	332,939	6,935,119
Simon Property Group, Inc.	392,070	47,730,602
Urban Edge Properties	687,303	12,955,662
		115,861,696
6

	Shares	Value
Self Storage — 6.5%
Extra Space Storage, Inc.	220,467	$32,781,238
Life Storage, Inc.	282,239	27,111,879
		59,893,117
Specialty — 4.8%
Iron Mountain, Inc.	380,312	15,258,118
VICI Properties, Inc.	923,306	29,268,800
		44,526,918
Timber REITs — 3.3%
PotlatchDeltic Corp.	448,207	26,605,567
Weyerhaeuser Co.	97,715	3,788,411
		30,393,978
TOTAL COMMON STOCKS (Cost $672,078,967)		922,042,259
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $1,337,875), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $1,312,147)		1,312,146
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $4,461,483), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $4,374,000)		4,374,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,121,237	1,121,237
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,807,383)		6,807,383
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $678,886,350)		928,849,642
OTHER ASSETS AND LIABILITIES — (0.4)%		(4,054,779)
TOTAL NET ASSETS — 100.0%		$924,794,863

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $678,886,350)	$928,849,642
Receivable for investments sold	6,891,028
Receivable for capital shares sold	379,098
Dividends and interest receivable	166,666
Securities lending receivable	517
936,286,951

Liabilities
Payable for investments purchased	10,119,232
Payable for capital shares redeemed	623,633
Accrued management fees	736,136
Distribution and service fees payable	13,087
11,492,088

Net Assets	$924,794,863

Net Assets Consist of:
Capital (par value and paid-in surplus)	$660,351,136
Distributable earnings	264,443,727
$924,794,863

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$381,662,947	12,295,397	$31.04
I Class, $0.01 Par Value	$181,002,364	5,812,690	$31.14
Y Class, $0.01 Par Value	$397,165	12,756	$31.14
A Class, $0.01 Par Value	$35,626,187	1,149,520	$30.99*
C Class, $0.01 Par Value	$2,264,788	75,341	$30.06
R Class, $0.01 Par Value	$10,459,784	340,370	$30.73
R5 Class, $0.01 Par Value	$958,993	30,797	$31.14
R6 Class, $0.01 Par Value	$312,422,635	10,035,920	$31.13
*Maximum offering price $32.88 (net asset value divided by 0.9425).

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$10,261,939
Interest	656
Securities lending, net	518
10,263,113

Expenses:
Management fees	4,125,264
Distribution and service fees:
A Class	41,318
C Class	13,832
R Class	23,018
Directors' fees and expenses	10,575
Other expenses	2,597
4,216,604

Net investment income (loss)	6,046,509

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	72,869,007
Foreign currency translation transactions	(15,548)
72,853,459

Change in net unrealized appreciation (depreciation) on investments	128,932,921

Net realized and unrealized gain (loss)	201,786,380

Net Increase (Decrease) in Net Assets Resulting from Operations	$207,832,889

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$6,046,509	$12,524,408
Net realized gain (loss)	72,853,459	(39,935,222)
Change in net unrealized appreciation (depreciation)	128,932,921	(167,286,156)
Net increase (decrease) in net assets resulting from operations	207,832,889	(194,696,970)

Distributions to Shareholders
From earnings:
Investor Class	(2,546,340)	(39,649,461)
I Class	(1,333,479)	(11,449,414)
Y Class	(3,150)	(30,089)
A Class	(202,368)	(3,390,461)
C Class	(7,279)	(392,603)
R Class	(45,572)	(739,862)
R5 Class	(7,414)	(476)
R6 Class	(2,361,861)	(19,268,712)
From tax return of capital:
Investor Class	—	(3,072,625)
I Class	—	(1,259,038)
Y Class	—	(3,170)
A Class	—	(248,437)
C Class	—	(13,138)
R Class	—	(51,269)
R5 Class	—	(49)
R6 Class	—	(2,213,680)
Decrease in net assets from distributions	(6,507,463)	(81,782,484)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,024,792)	(46,466,569)

Net increase (decrease) in net assets	199,300,634	(322,946,023)

Net Assets
Beginning of period	725,494,229	1,048,440,252
End of period	$924,794,863	$725,494,229

See Notes to Financial Statements.
10

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

13

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2021 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.20%	1.16%
I Class	0.80% to 1.00%	0.96%
Y Class	0.65% to 0.85%	0.81%
A Class	1.00% to 1.20%	1.16%
C Class	1.00% to 1.20%	1.16%
R Class	1.00% to 1.20%	1.16%
R5 Class	0.80% to 1.00%	0.96%
R6 Class	0.65% to 0.85%	0.81%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $849,848 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $76,561 in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 were $598,344,039 and $594,402,353, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	130,000,000		150,000,000
Sold	760,708	$20,845,624	2,706,865	$74,295,098
Issued in reinvestment of distributions	89,503	2,424,224	1,432,930	41,624,389
Redeemed	(1,611,267)	(44,436,603)	(8,184,037)	(216,330,362)
	(761,056)	(21,166,755)	(4,044,242)	(100,410,875)
I Class/Shares Authorized	60,000,000		50,000,000
Sold	678,169	18,692,911	4,148,164	109,123,356
Issued in reinvestment of distributions	39,082	1,062,238	336,671	9,726,322
Redeemed	(805,324)	(22,276,760)	(3,407,449)	(90,859,309)
	(88,073)	(2,521,611)	1,077,386	27,990,369
Y Class/Shares Authorized	40,000,000		30,000,000
Issued in reinvestment of distributions	59	1,600	544	15,747
Redeemed	—	—	(409)	(9,894)
	59	1,600	135	5,853
A Class/Shares Authorized	40,000,000		40,000,000
Sold	141,985	3,921,604	376,861	10,033,683
Issued in reinvestment of distributions	6,969	188,093	115,373	3,348,072
Redeemed	(320,956)	(8,751,178)	(766,289)	(20,673,184)
	(172,002)	(4,641,481)	(274,055)	(7,291,429)
C Class/Shares Authorized	25,000,000		20,000,000
Sold	6,165	161,654	28,691	754,857
Issued in reinvestment of distributions	282	7,245	11,628	330,044
Redeemed	(53,147)	(1,419,407)	(102,200)	(2,477,779)
	(46,700)	(1,250,508)	(61,881)	(1,392,878)
R Class/Shares Authorized	40,000,000		20,000,000
Sold	68,714	1,868,973	121,402	3,278,336
Issued in reinvestment of distributions	1,694	45,210	26,063	750,432
Redeemed	(62,415)	(1,704,434)	(133,797)	(3,506,895)
	7,993	209,749	13,668	521,873
R5 Class/Shares Authorized	25,000,000		20,000,000
Sold	3,652	98,474	32,042	822,852
Issued in reinvestment of distributions	273	7,414	18	525
Redeemed	(5,173)	(144,886)	(215)	(5,504)
	(1,248)	(38,998)	31,845	817,873
R6 Class/Shares Authorized	80,000,000		60,000,000
Sold	2,754,619	73,752,568	3,757,191	97,904,190
Issued in reinvestment of distributions	86,660	2,361,861	743,059	21,479,998
Redeemed	(1,738,516)	(48,731,217)	(3,194,746)	(86,091,543)
	1,102,763	27,383,212	1,305,504	33,292,645
Net increase (decrease)	41,736	$(2,024,792)	(1,951,640)	$(46,466,569)

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$922,042,259	—	—
Temporary Cash Investments	1,121,237	$5,686,146	—
	$923,163,496	$5,686,146	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

16

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$703,363,412
Gross tax appreciation of investments	$225,621,303
Gross tax depreciation of investments	(135,073)
Net tax appreciation (depreciation) of investments	$225,486,230

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of October 31, 2020, the fund had accumulated short-term capital losses of $(30,829,089), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$24.39	0.18	6.67	6.85	(0.20)	—	—	(0.20)	$31.04	28.21%	1.16%(4)	1.33%(4)	73%	$381,663
2020	$33.09	0.37	(6.53)	(6.16)	(0.38)	(1.95)	(0.21)	(2.54)	$24.39	(19.76)%	1.16%	1.35%	129%	$318,437
2019	$27.08	0.48	7.24	7.72	(0.58)	(1.13)	—	(1.71)	$33.09	30.15%	1.16%	1.66%	93%	$565,826
2018	$28.71	0.51	(0.18)	0.33	(0.71)	(1.25)	—	(1.96)	$27.08	1.11%	1.15%	1.88%	148%	$586,906
2017	$30.69	0.64	0.35	0.99	(0.36)	(2.61)	—	(2.97)	$28.71	3.47%	1.15%	2.21%	145%	$695,132
2016	$29.69	0.41	1.41	1.82	(0.82)	—	—	(0.82)	$30.69	6.19%	1.14%	1.32%	149%	$909,921
I Class
2021(3)	$24.47	0.21	6.69	6.90	(0.23)	—	—	(0.23)	$31.14	28.32%	0.96%(4)	1.53%(4)	73%	$181,002
2020	$33.18	0.41	(6.52)	(6.11)	(0.42)	(1.95)	(0.23)	(2.60)	$24.47	(19.59)%	0.96%	1.55%	129%	$144,369
2019	$27.16	0.54	7.25	7.79	(0.64)	(1.13)	—	(1.77)	$33.18	30.39%	0.96%	1.86%	93%	$160,058
2018	$28.79	0.57	(0.19)	0.38	(0.76)	(1.25)	—	(2.01)	$27.16	1.34%	0.95%	2.08%	148%	$118,458
2017	$30.77	0.69	0.36	1.05	(0.42)	(2.61)	—	(3.03)	$28.79	3.67%	0.95%	2.41%	145%	$166,938
2016	$29.76	0.46	1.43	1.89	(0.88)	—	—	(0.88)	$30.77	6.40%	0.94%	1.52%	149%	$183,181

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$24.46	0.23	6.70	6.93	(0.25)	—	—	(0.25)	$31.14	28.43%	0.81%(4)	1.68%(4)	73%	$397
2020	$33.18	0.46	(6.54)	(6.08)	(0.44)	(1.95)	(0.25)	(2.64)	$24.46	(19.50)%	0.81%	1.70%	129%	$311
2019	$27.15	0.59	7.25	7.84	(0.68)	(1.13)	—	(1.81)	$33.18	30.59%	0.81%	2.01%	93%	$417
2018	$28.78	0.62	(0.20)	0.42	(0.80)	(1.25)	—	(2.05)	$27.15	1.50%	0.80%	2.23%	148%	$357
2017(5)	$28.68	0.27	(0.12)	0.15	(0.05)	—	—	(0.05)	$28.78	0.54%	0.80%(4)	1.70%(4)	145%(6)	$5
A Class
2021(3)	$24.35	0.15	6.66	6.81	(0.17)	—	—	(0.17)	$30.99	28.05%	1.41%(4)	1.08%(4)	73%	$35,626
2020	$33.04	0.29	(6.51)	(6.22)	(0.34)	(1.95)	(0.18)	(2.47)	$24.35	(19.96)%	1.41%	1.10%	129%	$32,180
2019	$27.05	0.41	7.22	7.63	(0.51)	(1.13)	—	(1.64)	$33.04	29.78%	1.41%	1.41%	93%	$52,719
2018	$28.68	0.45	(0.19)	0.26	(0.64)	(1.25)	—	(1.89)	$27.05	0.86%	1.40%	1.63%	148%	$50,619
2017	$30.70	0.59	0.33	0.92	(0.33)	(2.61)	—	(2.94)	$28.68	3.23%	1.40%	1.96%	145%	$79,060
2016	$29.69	0.34	1.41	1.75	(0.74)	—	—	(0.74)	$30.70	5.92%	1.39%	1.07%	149%	$153,281
C Class
2021(3)	$23.62	0.04	6.46	6.50	(0.06)	—	—	(0.06)	$30.06	27.58%	2.16%(4)	0.33%(4)	73%	$2,265
2020	$32.12	0.09	(6.32)	(6.23)	(0.23)	(1.95)	(0.09)	(2.27)	$23.62	(20.56)%	2.16%	0.35%	129%	$2,883
2019	$26.33	0.19	7.02	7.21	(0.29)	(1.13)	—	(1.42)	$32.12	28.84%	2.16%	0.66%	93%	$5,908
2018	$27.99	0.24	(0.19)	0.05	(0.46)	(1.25)	—	(1.71)	$26.33	0.11%	2.15%	0.88%	148%	$6,519
2017	$30.18	0.37	0.32	0.69	(0.27)	(2.61)	—	(2.88)	$27.99	2.46%	2.15%	1.21%	145%	$10,025
2016	$29.22	0.11	1.37	1.48	(0.52)	—	—	(0.52)	$30.18	5.10%	2.14%	0.32%	149%	$15,986

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$24.15	0.12	6.59	6.71	(0.13)	—	—	(0.13)	$30.73	27.88%	1.66%(4)	0.83%(4)	73%	$10,460
2020	$32.78	0.23	(6.46)	(6.23)	(0.30)	(1.95)	(0.15)	(2.40)	$24.15	(20.16)%	1.66%	0.85%	129%	$8,026
2019	$26.85	0.33	7.17	7.50	(0.44)	(1.13)	—	(1.57)	$32.78	29.49%	1.66%	1.16%	93%	$10,448
2018	$28.48	0.38	(0.19)	0.19	(0.57)	(1.25)	—	(1.82)	$26.85	0.61%	1.65%	1.38%	148%	$7,989
2017	$30.55	0.55	0.30	0.85	(0.31)	(2.61)	—	(2.92)	$28.48	3.00%	1.65%	1.71%	145%	$11,445
2016	$29.55	0.23	1.43	1.66	(0.66)	—	—	(0.66)	$30.55	5.64%	1.64%	0.82%	149%	$19,112
R5 Class
2021(3)	$24.47	0.21	6.69	6.90	(0.23)	—	—	(0.23)	$31.14	28.32%	0.96%(4)	1.53%(4)	73%	$959
2020	$33.19	0.41	(6.53)	(6.12)	(0.42)	(1.95)	(0.23)	(2.60)	$24.47	(19.59)%	0.96%	1.55%	129%	$784
2019	$27.16	0.53	7.27	7.80	(0.64)	(1.13)	—	(1.77)	$33.19	30.39%	0.96%	1.86%	93%	$7
2018	$28.79	0.56	(0.18)	0.38	(0.76)	(1.25)	—	(2.01)	$27.16	1.31%	0.95%	2.08%	148%	$5
2017(5)	$28.69	0.25	(0.11)	0.14	(0.04)	—	—	(0.04)	$28.79	0.47%	0.95%(4)	1.55%(4)	145%(6)	$5
R6 Class
2021(3)	$24.46	0.23	6.69	6.92	(0.25)	—	—	(0.25)	$31.13	28.43%	0.81%(4)	1.68%(4)	73%	$312,423
2020	$33.18	0.46	(6.54)	(6.08)	(0.44)	(1.95)	(0.25)	(2.64)	$24.46	(19.48)%	0.81%	1.70%	129%	$218,505
2019	$27.15	0.58	7.26	7.84	(0.68)	(1.13)	—	(1.81)	$33.18	30.60%	0.81%	2.01%	93%	$253,059
2018	$28.78	0.61	(0.19)	0.42	(0.80)	(1.25)	—	(2.05)	$27.15	1.46%	0.80%	2.23%	148%	$208,351
2017	$30.76	0.72	0.37	1.09	(0.46)	(2.61)	—	(3.07)	$28.78	3.86%	0.80%	2.56%	145%	$173,431
2016	$29.75	0.51	1.43	1.94	(0.93)	—	—	(0.93)	$30.76	6.57%	0.79%	1.67%	149%	$149,866

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92367 2106

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 24, 2021

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 24, 2021

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 24, 2021